Voya Index Plus SmallCap Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	8.97%	9.23%
Performance Inception Date		Dec. 19, 1997
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | S&P SmallCap 600® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.02%	7.31%	9.81%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			8.12%	8.72%	8.97%
Performance Inception Date		Jul. 16, 2001
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | S&P SmallCap 600® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.02%	7.31%	9.81%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.